OTHER INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Detailed Information About Other Investments [Abstract]
Disclosure of detailed information about investments [Table Text Block]
	December 31,	December 31,
	2024	2023
Balance, beginning of the year	$5,135	$10,035
Investment additions, at cost	1,000	73
Proceeds from disposals	(3,292)	(2,451)
Loss on investments	(1,773)	(2,522)
Balance, end of the year	$1,070	$5,135